Segment Reporting - Additional Information (Detail) - Segment	12 Months Ended
	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
Segment Reporting [Abstract]
Number of reportable segments	5
Concentration risk percentage	26.00%	26.00%	25.00%